TRADE AND OTHER RECEIVABLES - Disclosure of foreign currency risk (Details) - ZAR (R)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Trade and other receivables [abstract]
Trade receivable denominated in foreign currency	R 0	R 2.7
Foreign exchange gain	0	(3,500,000)
Foreign exchange loss	R 0	R 3,500,000